Mortgage Servicing Assets - Summary of Mortgage Servicing Rights (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Beginning of year mortgage servicing rights	$ 2,271	$ 2,040	$ 2,072
Amounts capitalized	587	982	657
Amortization	(733)	(751)	(689)
End of year	$ 2,125	$ 2,271	$ 2,040